Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Beginning balance, Amount at Dec. 31, 2014	¥ 3,665,423		¥ 7,484		¥ 2,649,111		¥ 5,932		¥ 1,002,896
Beginning balance, Shares at Dec. 31, 2014 | shares			110,602,163	110,602,163
Net income / (loss)	990,649								990,649
Other comprehensive income:
Foreign currency translation adjustments	56,821						56,821
Exercise and vesting of share-based awards	30,198		¥ 151		30,047
Exercise and vesting of share-based awards, Shares | shares			2,452,407	2,452,407
Share-based compensation	107,945				107,945
Ending balance, Amount at Dec. 31, 2015	4,851,036		¥ 7,635		2,787,103		62,753		1,993,545
Ending balance, Shares at Dec. 31, 2015 | shares			113,054,570	113,054,570
Net income / (loss)	1,216,223								1,227,914		¥ (11,691)
Other comprehensive income:
Foreign currency translation adjustments	62,256						62,256
Capital injection from noncontrolling interests shareholder	2,500										2,500
Exercise and vesting of share-based awards	23,805		¥ 149		23,656
Exercise and vesting of share-based awards, Shares | shares			2,242,654	2,242,654
Share-based compensation	195,393				195,393
Ending balance, Amount at Dec. 31, 2016	6,351,213		¥ 7,784		3,006,152		125,009		3,221,459		(9,191)
Ending balance, Shares at Dec. 31, 2016 | shares			115,297,224	115,297,224
Net income / (loss)	1,994,459	$ 306,542							2,001,619		(7,160)
Other comprehensive income:
Foreign currency translation adjustments	(55,055)	(8,462)					(55,055)
Dividends declared (RMB5.08 (US$0.76) per Class A ordinary share; RMB595,779 (US$91,570) to Class A ordinary shareholders)	(595,779)								(595,779)
Exercise and vesting of share-based awards	62,662		¥ 125		62,537
Exercise and vesting of share-based awards, Shares | shares			1,843,632	1,843,632
Share-based compensation	177,786				177,786
Ending balance, Amount at Dec. 31, 2017	¥ 7,935,286	$ 1,219,632	¥ 7,909	$ 1,216	¥ 3,246,475	$ 498,974	¥ 69,954	$ 10,752	¥ 4,627,299	$ 711,203	¥ (16,351)	$ (2,513)
Ending balance, Shares at Dec. 31, 2017 | shares			117,140,856	117,140,856